Document and Entity Information	Oct. 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2025
Entity File Number	001-37568
Entity Registrant Name	PDS BIOTECHNOLOGY CORPORATION
Entity Central Index Key	0001472091
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-4231384
Entity Address, Address Line One	303A College Road East
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	800
Local Phone Number	208-3343
Title of 12(b) Security	Common Stock, par value $0.00033 per share
Trading Symbol	PDSB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false